Tradr 2X Long TEM Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$23,924,485
TOTAL NET ASSETS — 100.0%	$23,924,485

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Tempus AI, Inc.	Receive	7.83% (OBFR01* + 350bps)	At Maturity	6/22/2026	$18,572,014	$-	$4,308,465
Marex	Tempus AI, Inc.	Receive	8.33% (OBFR01* + 400bps)	At Maturity	6/13/2026	28,449,334	-	(2,649,768)
TOTAL EQUITY SWAP CONTRACTS								$1,658,697

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of June 30, 2025.